UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210, Gahanna, Ohio 43230
(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 416-9045

Date of fiscal year end:	September 30th

Date of reporting period:	December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	96.1%
Automobiles & Components	2.1%
Harley-Davidson Inc.		563,448	$32,871,556
Beverages	2.4%
Anheuser-Busch InBev		357,960	37,887,903
Chemicals	3.5%
Monsanto Co.		521,533	54,870,487
Computers & Peripherals	4.9%
Apple Inc.		678,058	78,532,677
Diversified Financials	4.7%
S&P Global Inc.		558,579	60,069,585
TransUnion		495,073	15,312,608
			75,382,193
Food Products	5.5%
Mondelez International Inc. - Class A		848,610	37,618,881
Nestle SA-REG		691,687	49,619,695
			87,238,576
Health Care Equipment & Supplies	4.9%
Abbott Laboratories		1,158,730	44,506,819
Dentsply Sirona Inc.		568,516	32,820,429
			77,327,248
Household Products	5.8%
Kimberly Clark Corp.		413,995	47,245,109
Procter & Gamble		542,269	45,593,978
			92,839,087
Internet Software & Services	3.3%
eBay Inc.(a)		1,763,468	52,357,365
IT Services	5.2%
Accenture PLC - Class A		699,960	81,986,315
Media	8.3%
Time Warner Inc.		701,461	67,712,030
Twenty-First Century Fox Inc. - Class A		2,300,542	64,507,198
			132,219,228

See notes to Schedule of Investments.

 1

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Pharmaceuticals	21.8%
GlaxoSmithKline PLC		3,032,391	$58,373,794
Johnson & Johnson		736,373	84,837,533
Merck & Co. Inc.		1,012,851	59,626,538
Novartis AG - REG		1,069,752	77,844,077
Zoetis Inc.		1,237,703	66,254,242
			346,936,184

Software	10.6%
Microsoft Corp.		1,501,686	93,314,768
Oracle Corp.		1,956,000	75,208,200
			168,522,968

Tobacco	13.1%
Altria Group Inc.		902,504	61,027,321
Philip Morris International		869,977	79,594,196
Reynolds American Inc.		1,213,960	68,030,318
			208,651,835
TOTAL COMMON STOCKS (Cost $1,317,423,039)			1,527,623,622
TOTAL INVESTMENTS
(Cost $1,317,423,039)	96.1%		1,527,623,622
NET OTHER ASSETS (LIABILITIES)	3.9%		61,514,892
NET ASSETS	100.0%		$1,589,138,514

(a)	Non-income producing security.

At December 31, 2016, the Fund’s investments were concentrated in the following countries:

Percentage of Net Assets
United states(1)	84.4%
Switzerland	8.0
United Kingdom	3.7
TOTAL	96.1%

(1)	The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to Schedule of Investments.

 2

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end

 3

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2016 in valuing the Fund’s investments based upon the three fair value levels defined above:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Porfolio	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$1,527,623,622	$-	$-	$1,527,623,622
Total Investments	$1,527,623,622	$-	$-	$1,527,623,622

(1)	See investment industries in the Schedule of Investments

As of December 31, 2016, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2016.

 4

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,321,491,328	$224,000,132	$(17,867,838)	$206,132,294

 5

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	97.7%
Consumer Discretionary	5.8%
Kangwon Land, Inc.		4,818	$142,609
Las Vegas Sands Corp.		2,873	153,447
Matahari Department Store Tbk PT		169,412	190,192
Naspers Ltd. - Class N		1,796	263,388
			749,636
Consumer Staples	38.9%
Ambev S.A. - ADR		107,049	525,611
Amorepacific Corp.		944	251,280
Anheuser-Busch InBev S.A./N.V.		2,567	271,701
British American Tobacco Malaysia Bhd.		3,549	35,284
British American Tobacco PLC (Johannesburg Exchange)		13,454	762,750
Colgate-Palmolive India Ltd.		3,236	43,131
CP ALL PCL - REG		199,940	348,955
Fomento Economico Mexicano S.A.B. de C.V. - ADR		6,232	474,941
Hanjaya Mandala Sampoerna Tbk PT		614,796	174,776
Heineken N.V.		3,532	264,942
Hindustan Unilever Ltd.		13,998	170,432
ITC Ltd.		161,198	573,943
LG Household & Health Care Ltd.		281	199,385
President Chain Store Corp.		12,208	87,500
Thai Beverage PCL		246,110	144,456
Unilever Indonesia Tbk PT		8,460	24,364
Unilever N.V. - CVA		9,997	411,620
Wal-Mart de Mexico S.A.B. de C.V.		175,867	314,326
			5,079,397
Energy	2.3%
Ultrapar Participacoes S.A.		14,490	304,741

Financials	22.1%
Bank Central Asia Tbk PT		205,106	235,973
Bank Pekao S.A.		4,730	142,195
BB Seguridade Participacoes S.A.		24,999	217,369
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR		21,702	156,037
HDFC Bank Ltd.		41,172	731,718
Hong Kong Exchanges and Clearing Ltd.		2,196	51,881
Housing Development Finance Corp. Ltd.		29,249	544,125

See notes to Schedule of Investments.

 1

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Public Bank Bhd.		46,025	$202,321
Remgro Ltd.		11,946	194,015
Samsung Fire & Marine Insurance Co. Ltd.		784	174,287
United Overseas Bank Ltd.		16,335	230,110
			2,880,031
Health Care	3.2%
Dr. Reddy’s Laboratories Ltd.		2,834	127,791
Mediclinic International PLC		15,465	146,388
Sun Pharmaceutical Industries Ltd.		15,824	146,885
			421,064
Industrials	2.1%
Airports of Thailand PCL		5,900	65,573
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		7,839	64,468
Korea Aerospace Industries Ltd.		2,475	137,295
			267,336
Information Technology	18.5%
Alibaba Group Holding Ltd. - ADR(a)		6,806	597,635
Cielo S.A.		26,451	226,662
NetEase, Inc. - ADR		1,429	307,721
Taiwan Semiconductor Manufacturing Co. Ltd.		34,055	191,783
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		7,008	201,480
Tata Consultancy Services Ltd.		9,394	327,420
Tencent Holdings Ltd.		22,961	561,700
			2,414,401
Real Estate	1.4%
Link REIT		28,964	188,250
Telecommunication Services	2.6%
Telekomunikasi Indonesia Persero Tbk PT		1,129,871	333,783
Utilities	0.8%
Infraestructura Energetica Nova S.A.B. de C.V.		25,019	109,021
TOTAL COMMON STOCKS (Cost $13,031,014)			12,747,660

See notes to Schedule of Investments.

 2

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.8%
Northern Institutional
U.S. Government Select Portfolio, 0.38%		492,861	$492,861
TOTAL SHORT-TERM INVESTMENTS (Cost $492,861)			492,861
TOTAL INVESTMENTS
(Cost $13,523,875)	101.5%		13,240,521
NET OTHER ASSETS (LIABILITIES)	(1.5)%		(197,548)
NET ASSETS	100.0%		$13,042,973

(a)	Non-income producing security.

At December 31, 2016, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	20.4%
China	11.2
Brazil	9.8
United Kingdom	9.0
Mexico	8.6
Indonesia	7.4
South Korea	6.9
South Africa	4.6
Thailand	4.3
Taiwan	3.7
Belgium	2.1
Netherlands	2.0
All other countries less than 2%	7.7
Total	97.7%

See notes to Schedule of Investments.

 3

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	99.2%
Consumer Discretionary	13.3%
Amazon.com, Inc.(a)		1,618	$1,213,290
Dollar Tree, Inc.(a)		4,954	382,350
Naspers Ltd. - Class N		2,956	433,505
NIKE, Inc. - Class B		12,915	656,469
Priceline Group (The), Inc.(a)		388	568,831
Starbucks Corp.		10,964	608,721
TJX (The) Cos., Inc.		6,473	486,317
			4,349,483
Consumer Staples	33.5%
Alimentation Couche-Tard, Inc. - Class B		19,170	869,229
Altria Group, Inc.		20,726	1,401,492
Anheuser-Busch InBev S.A./N.V.		7,995	846,222
British American Tobacco PLC		27,287	1,554,141
Casey’s General Stores, Inc.		3,422	406,807
Coca-Cola (The) Co.		20,893	866,224
Fomento Economico Mexicano S.A.B. de C.V. - ADR		7,611	580,034
Nestle S.A. - REG		8,520	611,201
Philip Morris International, Inc.		13,473	1,232,645
Reckitt Benckiser Group PLC		14,463	1,227,374
Reynolds American, Inc.		10,888	610,164
Unilever N.V. - CVA		18,269	752,215
			10,957,748
Financials	17.9%
American Tower Corp.		4,317	456,220
Berkshire Hathaway, Inc. - Class B(a)		6,472	1,054,807
HDFC Bank Ltd.		9,325	165,726
HDFC Bank Ltd. - ADR		16,189	982,348
Housing Development Finance Corp. Ltd.		48,341	899,298
M&T Bank Corp.		4,309	674,057
PNC Financial Services Group (The), Inc.		3,099	362,459
Wells Fargo & Co.		23,009	1,268,026
			5,862,941
Health Care	11.0%
Abbott Laboratories		14,292	548,956
Bristol-Myers Squibb Co.		8,000	467,520
Medtronic PLC		8,853	630,599

See notes to Schedule of Investments.

 4

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Roche Holding A.G. (Genusschein)		4,416	$1,008,702
UnitedHealth Group, Inc.		5,916	946,797
			3,602,574
Information Technology	21.5%
Alibaba Group Holding Ltd. - ADR(a)		5,747	504,644
Alphabet, Inc. - Class C(a)		1,841	1,420,921
Facebook, Inc. - Class A(a)		3,885	446,969
Mastercard, Inc. - Class A		12,810	1,322,632
PayPal Holdings, Inc.(a)		16,729	660,294
SAP S.E.		9,622	838,749
Tencent Holdings Ltd.		22,002	538,240
Visa, Inc. - Class A		16,759	1,307,537
			7,039,986
Materials	2.0%
Martin Marietta Materials, Inc.		2,939	651,077
TOTAL COMMON STOCKS (Cost $30,711,397)			32,463,809

SHORT-TERM INVESTMENTS	1.4%
Northern Institutional
U.S. Government Select Portfolio, 0.38%		467,503	467,503
TOTAL SHORT-TERM INVESTMENTS (Cost $467,503)			467,503
TOTAL INVESTMENTS
(Cost $31,178,900)	100.6%		32,931,312
NET OTHER ASSETS (LIABILITIES)	(0.6)%		(199,021)
NET ASSETS	100.0%		$32,732,291

(a)	Non-income producing security.

See notes to Schedule of Investments.

 5

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

At December 31, 2016, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	61.2%
United Kingdom	10.8
India	6.2
Switzerland	4.9
China	3.2
Canada	2.7
Belgium	2.6
Germany	2.6
All other countries less than 2%	5.0
Total	99.2%

See notes to Schedule of Investments.

 6

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.5%
Consumer Discretionary	12.8%
Domino’s Pizza Group PLC		53,235	$236,710
Hermes International		458	188,024
LVMH Moet Hennessy Louis Vuitton S.E.		973	185,795
Naspers Ltd. - Class N		2,680	393,029
Paddy Power Betfair PLC		2,683	286,662
Priceline Group (The), Inc.(a)		261	382,642
Shimano, Inc.		1,470	230,672
Sodexo S.A.		1,635	187,942
			2,091,476
Consumer Staples.	41.3%
Alimentation Couche-Tard, Inc. - Class B		10,727	486,396
Ambev S.A. - ADR		39,812	195,477
Anheuser-Busch InBev S.A./N.V.		4,916	520,329
British American Tobacco PLC		16,894	962,204
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)		33	170,947
Diageo PLC		10,852	282,191
Fomento Economico Mexicano S.A.B. de C.V. - ADR		4,271	325,493
Imperial Brands PLC		5,131	224,008
Japan Tobacco, Inc.		7,325	240,918
L’Oreal S.A.		978	178,514
Nestle S.A. - REG		7,145	512,562
Philip Morris International, Inc.		10,209	934,021
Reckitt Benckiser Group PLC		9,205	781,165
Unicharm Corp.		12,701	277,928
Unilever N.V. - CVA		16,072	661,755
			6,753,908
Financials	10.3%
HDFC Bank Ltd.		10,006	177,829
HDFC Bank Ltd. - ADR		10,250	621,970
Housing Development Finance Corp. Ltd.		31,323	582,708

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lloyds Banking Group PLC		127,668	$98,352
UBS Group A.G. - REG		12,887	201,854
			1,682,713
Health Care	10.9%
Coloplast A/S - Class B		2,637	177,841
CSL Ltd.		2,309	167,312
Essilor International S.A.		2,126	240,243
Grifols S.A.		13,670	271,678
Novo Nordisk A/S - Class B		5,141	185,404
Ramsay Health Care Ltd.		3,035	149,591
Roche Holding A.G. (Genusschein)		2,608	595,719
			1,787,788
Industrials	7.8%
Aena S.A.		2,052	280,049
Bureau Veritas S.A.		15,386	298,170
Canadian National Railway Co.		6,683	449,764
DCC PLC		3,376	251,299
			1,279,282
Information Technology	12.8%
Accenture PLC - Class A		2,619	306,763
Alibaba Group Holding Ltd. - ADR(a)		3,707	325,512
Mastercard, Inc., Class A		5,467	564,468
SAP S.E.		6,385	556,580
Tencent Holdings Ltd.		14,292	349,628
			2,102,951
Real Estate	2.6%
Daito Trust Construction Co. Ltd.		1,695	254,957
Link REIT		25,167	163,572
			418,529
TOTAL COMMON STOCKS (Cost $15,778,528)			16,116,647

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.3%
Northern Institutional U.S. Government Select Portfolio, 0.38%		382,564	$382,564
TOTAL SHORT-TERM INVESTMENTS (Cost $382,564)			382,564
TOTAL INVESTMENTS (Cost $16,161,092)	100.8%		16,499,211
NET OTHER ASSETS (LIABILITIES)	(0.8)%		(126,786)
NET ASSETS	10.0%		$16,372,425

(a)     Non-income producing security.

At December 31, 2016, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	19.8%
United States	11.5
Switzerland	9.1
India	8.5
France	7.8
Japan	6.1
Canada	5.7
Ireland	5.2
China	4.1
Germany	3.4
Spain	3.4
Belgium	3.2
South Africa	2.4
Denmark	2.2
All other countries less than 2%	6.1
Total	98.5%

See notes to Schedule of Investments.

9

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered

10

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

11

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of December 31, 2016 in valuing each Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$749,636	$-	$-	$749,636
Consumer Staples	4,730,442	348,955	-	5,079,397
Energy	304,741	-	-	304,741
Financials	2,880,031	-	-	2,880,031
Health Care	421,064	-	-	421,064
Industrials	201,763	65,573	-	267,336
Information Technology	2,414,401	-	-	2,414,401
Real Estate	188,250	-	-	188,250
Telecommunication Services	333,783	-	-	333,783
Utilities	109,021	-	-	109,021
Short-Term Investments	492,861	-	-	492,861
Total Investments	$12,825,993	$414,528	$-	$13,240,521
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$4,349,483	$-	$-	$4,349,483
Consumer Staples	10,957,748	-	-	10,957,748
Financials	5,862,941	-	-	5,862,941
Health Care	3,602,574	-	-	3,602,574
Information Technology	7,039,986	-	-	7,039,986
Materials	651,077	-	-	651,077
Short-Term Investments	467,503	-	-	467,503
Total Investments	$32,931,312	$-	$-	$32,931,312

12

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,091,476	$-	$-	$2,091,476
Consumer Staples	6,753,908	-	-	6,753,908
Financials	1,682,713	-	-	1,682,713
Health Care	1,787,788	-	-	1,787,788
Industrials	1,279,282	-	-	1,279,282
Information Technology	2,102,951	-	-	2,102,951
Real Estate	418,529	-	-	418,529
Short-Term Investments	382,564	-	-	382,564
Total Investments	$16,499,211	$-	$-	$16,499,211

As of December 31, 2016, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At December 31, 2016, the Funds had transfers as follows:

Transfers from Level 2 to Level 1
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$596,189	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	2,704,146	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	2,082,439	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	274,676	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,080,903	Foreign equity securities were valued at unadjusted quoted market prices.
Real Estate	188,250	Foreign equity securities were valued at unadjusted quoted market prices.
Telecommunication Services	333,783	Foreign equity securities were valued at unadjusted quoted market prices.

Global Equity Institutional Fund
Institutional Fund
Common Stocks
Consumer Discretionary	$433,505	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	4,144,932	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,065,024	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	1,008,702	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,376,989	Foreign equity securities were valued at unadjusted quoted market prices.

International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$867,715	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	4,051,273	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,060,743	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	1,516,110	Foreign equity securities were valued at unadjusted quoted market prices.
Industrials	298,170	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	906,208	Foreign equity securities were valued at unadjusted quoted market prices.
Real Estate	418,529	Foreign equity securities were valued at unadjusted quoted market prices.

13

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Emerging Markets Equity Institutional Fund	$13,774,509	$392,153	$(926,141)	$(533,988)
Global Equity Institutional Fund	31,444,888	2,353,405	(866,981)	$1,486,424
International Equity Institutional Fund	16,327,674	911,012	(739,475)	$171,537

14

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.7%
China	21.3%
AAC Technologies Holdings, Inc.		943,675	$8,573,332
Anhui Conch Cement Co. Ltd. - Class H		2,198,633	5,982,482
Beijing Capital International Airport Co. Ltd. - Class H		10,075,050	10,186,136
China Life Insurance Co. Ltd. - Class H		2,370,000	6,173,706
PetroChina Co. Ltd. - Class H		8,048,000	5,998,767
Tencent Holdings Ltd.		809,200	19,795,633
Weibo Corp. - ADR(a)		218,318	8,863,711
			65,573,767
Hong Kong	14.1%
China Mobile Ltd.		1,647,500	17,463,989
CK Hutchison Holdings Ltd.		797,616	9,041,262
Sands China Ltd.		2,499,158	10,861,000
Sun Hung Kai Properties Ltd.		474,000	5,990,328
			43,356,579
India	20.3%
Amara Raja Batteries Ltd.		718,825	9,217,525
Asian Paints Ltd.		725,079	9,519,399
Bajaj Auto Ltd.		236,633	9,177,330
Cummins India Ltd.		391,380	4,721,414
Emami Ltd.		575,564	8,069,514
ICICI Bank Ltd. - ADR		731,185	5,476,576
Ramco Systems Ltd.(a)		601,795	2,956,660
Vedanta Ltd.		1,235,495	3,934,761
Zee Entertainment Enterprises Ltd.		1,403,235	9,366,961
			62,440,140
Indonesia	10.0%
AKR Corporindo Tbk PT		20,985,003	9,345,706
Gudang Garam Tbk PT		2,294,037	10,880,606
Indofood CBP Sukses Makmur Tbk PT		16,399,613	10,438,054
			30,664,366
Singapore	0.5%
Keppel Corp. Ltd.		383,400	1,532,912

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	7.3%
Doosan Bobcat, Inc.(a)		107,908	$3,202,933
Hanssem Co. Ltd.		35,164	5,793,704
KT&G Corp.		88,542	7,404,158
POSCO		27,994	5,968,252
			22,369,047
Taiwan	23.2%
Delta Electronics, Inc.		1,871,042	9,259,710
Giant Manufacturing Co. Ltd.		888,402	5,044,450
King Slide Works Co. Ltd.		401,004	5,188,453
Largan Precision Co. Ltd.		138,000	16,228,242
Makalot Industrial Co. Ltd.		1,317,065	5,067,363
Nien Made Enterprise Co. Ltd.		818,518	8,444,483
PChome Online, Inc.		987,163	8,668,191
Taiwan Paiho Ltd.		1,931,762	5,718,145
Taiwan Semiconductor Manufacturing Co. Ltd.		1,334,000	7,512,520
			71,131,557
Thailand	3.0%
Thai Beverage PCL		15,474,330	9,082,747
TOTAL COMMON STOCKS (Cost $301,092,186)			306,151,115
TOTAL INVESTMENTS (Cost $301,092,186)	99.7%		306,151,115
NET OTHER ASSETS (LIABILITIES)	0.3%		985,800
NET ASSETS	100.0%		$307,136,915

(a)Non-income producing security.

Abbreviations:
REG- Registered

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

At December 31, 2016, the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets

Consumer Discretionary	19.4%
Consumer Staples	14.9
Energy	2.0
Financials	3.8
Industrials	17.1
Information Technology	26.6
Materials	8.3
Real Estate	1.9
Telecommunication Services	5.7
Total	99.7%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.9%
Brazil	3.3%
BRF S.A.		108,507	$1,608,585
BRF S.A. - ADR		207,114	3,057,003
			4,665,588
China	11.6%
Alibaba Group Holding Ltd. - ADR(a)		47,204	4,144,983
China Construction Bank Corp. - Class H		1,878,660	1,446,334
China Petroleum & Chemical Corp. - ADR		15,719	1,116,363
ENN Energy Holdings Ltd.		370,720	1,525,046
Hengan International Group Co. Ltd.		310,623	2,281,254
Lenovo Group Ltd.		2,516,655	1,525,344
PICC Property & Casualty Co. Ltd. - Class H		946,717	1,474,801
Qinqin Foodstuffs Group Cayman Co. Ltd.(a)		60,825	20,708
Tencent Holdings Ltd.		83,545	2,043,779
Xinyi Solar Holdings Ltd.(a)		1,580,318	513,560
			16,092,172
Hong Kong	8.8%
China Mobile Ltd.		301,473	3,195,703
China Mobile Ltd. - ADR		46,430	2,434,325
China Overseas Land & Investment Ltd.		1,168,820	3,097,460
China Resources Land Ltd.		525,963	1,182,900
Haier Electronics Group Co. Ltd.		1,490,049	2,344,264
			12,254,652
India	14.5%
Apollo Tyres Ltd.		511,712	1,394,070
Axis Bank Ltd.		364,385	2,415,722
HDFC Bank Ltd. - ADR		16,139	979,314
ICICI Bank Ltd. - ADR		535,895	4,013,854
ITC Ltd.		390,755	1,391,277
Reliance Industries Ltd.		131,554	2,098,041
Reliance Industries Ltd. - GDR(b)		40,350	1,273,042
Tata Motors Ltd. - ADR		110,622	3,804,291
Yes Bank Ltd.		164,781	2,807,735
			20,177,346
Jersey	2.8%
Randgold Resources Ltd.		48,726	3,852,202

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	1.1%
Eurocash S.A.		166,361	$1,563,964
Russia	4.4%
M.Video PJSC		125,856	794,999
MMC Norilsk Nickel PJSC - ADR		248,376	4,172,332
Sberbank of Russia PJSC - ADR		101,894	1,179,423
			6,146,754
South Africa	6.2%
Naspers Ltd. - Class N		58,957	8,646,197
South Korea	18.6%
Com2uSCorp		15,047	1,086,354
Hyundai Motor Co.		6,640	802,649
LG Household & Health Care Ltd.		4,277	3,034,765
NAVER Corp.		3,125	2,005,195
Samsung Electronics Co. Ltd.		6,273	9,359,121
Samsung Electronics Co. Ltd. - GDR		3,463	2,586,861
SK Hynix, Inc.		140,862	5,213,224
Youngone Corp.		74,424	1,888,637
			25,976,806
Taiwan	19.6%
Cathay Financial Holding Co. Ltd.		2,778,642	4,155,591
Cleanaway Co. Ltd.		168,000	857,489
Fubon Financial Holding Co. Ltd.		1,029,060	1,628,411
Hon Hai Precision Industry Co. Ltd.		2,022,879	5,284,880
Largan Precision Co. Ltd.		11,004	1,294,026
MediaTek, Inc.		160,670	1,079,309
Mega Financial Holding Co. Ltd.		1,871,988	1,335,931
Novatek Microelectronics Corp.		543,073	1,794,572
Shin Kong Financial Holding Co. Ltd.(a)		6,724,620	1,648,345
Taiwan Semiconductor Manufacturing Co. Ltd.		676,000	3,806,944
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		114,088	3,280,030
Yungtay Engineering Co. Ltd.		801,546	1,115,434
			27,280,962
TOTAL COMMON STOCKS (Cost $125,137,898)			126,656,643

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
EQUITY-LINKED SECURITIES	2.1%
India	2.1%
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18(b)		531,810	$1,893,501
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18(b)		61,132	974,941
			2,868,442
TOTAL EQUITY-LINKED SECURITIES (Cost $3,011,765)			2,868,442
PREFERRED STOCKS	1.4%
South Korea	1.4%
Hyundai Motor Co. - REG - GDR		1,001	39,089
Hyundai Motor Co. Ltd.		24,982	1,979,448
			2,018,537
TOTAL PREFERRED STOCKS (Cost $2,630,785)			2,018,537
TOTAL INVESTMENTS (Cost $130,780,448)	94.4%		131,543,622
NET OTHER ASSETS (LIABILITIES)	5.6%		7,732,778
NET ASSETS	100.0%		$139,276,400

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depository Receipt
REG - Registered

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

At December 31, 2016 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	15.6%
Consumer Staples	10.7
Energy	3.9
Financials	16.6
Industrials	1.4
Information Technology	32.3
Materials	5.7
Real Estate	3.1
Telecommunication Services	4.0
Utilities	1.1
Total	94.4%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	86.3%
Argentina	0.5%
Pampa Energia S.A. - ADR(a)		856	$29,797
Brazil	3.3%
Cosan Ltd. - Class A		7,303	54,845
EcoRodovias Infraestrutura e Logistica S.A.		27,600	69,876
Lojas Renner S.A.		5,700	40,578
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		3,200	24,216
			189,515
Canada	2.4%
Africa Oil Corp.(a)		28,045	55,561
Gran Tierra Energy, Inc.(a)		26,196	79,112
			134,673
Chile	0.4%
SONDA S.A.		11,894	21,117
China	12.8%
BYD Electronic International Co. Ltd.		49,500	38,939
Changyou.com Ltd. - ADR(a)		2,555	54,217
Chaowei Power Holdings Ltd.		52,000	44,459
China BlueChemical Ltd. - Class H		76,000	21,071
China Lesso Group Holdings Ltd.		44,000	28,541
China Lodging Group Ltd. - ADR		1,089	56,454
China Maple Leaf Educational Systems Ltd.		46,000	30,491
China Modern Dairy Holdings Ltd.(a)		217,000	53,449
Cogobuy Group(a)(b)		21,000	31,685
Huaneng Renewables Corp. Ltd. - Class H		154,000	50,046
Kingdee International Software Group Co. Ltd.(a)		52,000	19,581
Li Ning Co. Ltd.(a)		49,000	30,773
Maanshan Iron & Steel Co. Ltd. - Class H(a)		224,000	65,283
Minth Group Ltd.		14,000	43,600
O-Net Technologies Group Ltd.(a)		58,182	27,161
Silergy Corp.		5,053	71,180
Sunny Optical Technology Group Co. Ltd.		7,000	30,647
TAL Education Group - ADR(a)		520	36,478
			734,055

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Colombia	0.4%
Almacenes Exito S.A.		4,607	$22,866
Cyprus	0.9%
Globaltrans Investment PLC - REG - GDR		7,957	50,368
Czech Republic	1.0%
Moneta Money Bank A.S.(a)(b)		17,183	55,424
France	0.8%
Vicat S.A.		797	48,375
Greece	2.6%
Alpha Bank A.E.(a)		30,808	61,617
JUMBO S.A.		5,448	86,367
			147,984
Hong Kong	8.8%
China Water Affairs Group Ltd.		50,000	32,691
Kingboard Chemical Holdings Ltd.		26,500	80,308
Man Wah Holdings Ltd.		86,000	58,224
Orient Overseas International Ltd.		4,000	16,584
Pacific Basin Shipping Ltd.(a)		395,000	63,673
Pou Sheng International Holdings Ltd.		226,000	64,992
SJM Holdings Ltd.		101,000	79,190
Texhong Textile Group Ltd.		45,303	61,343
Tongda Group Holdings Ltd.		173,725	44,806
			501,811
Hungary	1.1%
Richter Gedeon Nyrt.		2,946	62,272
Indonesia	4.5%
Adaro Energy Tbk PT		482,926	60,758
Bank Tabungan Negara Persero Tbk PT		360,600	46,572
Ciputra Development Tbk PT		403,818	40,015
Link Net Tbk PT		115,800	44,266
Vale Indonesia Tbk PT(a)		145,500	30,455
Waskita Karya Persero Tbk PT		194,300	36,776
			258,842
Israel	0.6%
Ceragon Networks Ltd.(a)		12,351	32,360

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Malaysia	1.1%
Karex Bhd		69,863	$36,754
SapuraKencana Petroleum Bhd.(a)		75,200	27,156
			63,910
Mexico	3.7%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		1,839	27,659
Corp. Inmobiliaria Vesta S.A.B. de C.V.		43,464	52,250
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.		5,188	22,369
Grupo Lala S.A.B. de C.V.		18,917	27,568
Megacable Holdings S.A.B. de C.V. - CPO		13,109	43,893
Mexichem S.A.B. de C.V.		16,404	37,272
			211,011
Poland	5.0%
Bank Millennium S.A.(a)		46,171	57,263
CCC S.A.		759	36,919
Energa S.A.		20,582	44,758
Grupa Lotos S.A.(a)		6,063	55,419
Orange Polska S.A.		33,171	43,677
PKP Cargo S.A.(a)		4,469	50,194
			288,230
Russia	1.0%
Mail.Ru Group Ltd. - REG - GDR(a)		1,526	28,002
Yandex N.V. - Class A(a)		1,434	28,867
			56,869
South Africa	1.9%
Barloworld Ltd.		6,620	56,831
Nampak Ltd.		28,369	38,338
Sibanye Gold Ltd. - ADR		1,959	13,830
			108,999
South Korea	12.5%
Advanced Process Systems Corp.(a)		1,780	43,992
Doosan Bobcat, Inc.(a)		1,931	57,316
E-MART, Inc.		292	44,243
Hanwha Techwin Co. Ltd.		773	27,808
Jusung Engineering Co. Ltd.(a)		9,192	78,769
Kolon Industries, Inc.		679	41,601
Mando Corp.		429	83,292

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SIMMTECH Co. Ltd.		5,865	$58,514
SK Materials Co. Ltd.		660	98,033
SKC Co. Ltd.		2,137	58,388
Soulbrain Co. Ltd.		1,323	66,161
Vieworks Co. Ltd.		1,177	58,275
			716,392
Switzerland	0.5%
Luxoft Holding, Inc.(a)		495	27,819
Taiwan	13.6%
Chroma ATE, Inc.		26,000	60,827
CTCI Corp.		14,000	21,155
E Ink Holdings, Inc.		72,000	51,271
Egis Technology, Inc.(a)		12,000	98,669
Global PMX Co. Ltd.		14,000	57,774
Gourmet Master Co. Ltd.		5,400	41,050
King’s Town Bank Co. Ltd.		65,000	56,774
Macauto Industrial Co. Ltd.		11,000	65,531
Mercuries Life Insurance Co. Ltd.(a)		137,000	72,264
Powertech Technology, Inc.		26,000	70,185
Silicon Motion Technology Corp. - ADR		1,333	56,626
TCI Co. Ltd.		6,000	30,718
TYC Brother Industrial Co. Ltd.		49,000	54,733
Wistron NeWeb Corp.		16,000	42,843
			780,420
Thailand	3.7%
Bangkok Life Assurance PCL		32,500	48,100
Beauty Community PCL - REG		127,000	41,494
Kiatnakin Bank PCL - REG		56,100	92,428
Taokaenoi Food & Marketing PCL - REG		40,700	31,823
			213,845
Turkey	1.3%
BIM Birlesik Magazalar A.S.		2,210	30,704
Yazicilar Holding A.S. - Class A		11,273	42,031
			72,735
United Arab Emirates	0.6%
NMC Health PLC		1,908	36,306

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	0.7%
Amerisur Resources PLC(a)		73,882	$24,356
Tullow Oil PLC(a)		3,486	13,434
			37,790
United States	0.6%
Tahoe Resources, Inc.		3,521	33,168
TOTAL COMMON STOCKS (Cost $4,759,590)			4,936,953
EQUITY-LINKED SECURITIES	10.7%
China	1.0%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/6/20(b)		23,361	53,953
India	9.7%
Adani Transmission Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/24/20(a)(b)		63,314	52,940
Bharat Financial Inclusion Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 11/5/18(a)(b)		3,541	30,673
Biocon Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/22/21(b)		5,678	79,464
Jain Irrigation Systems Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/5/21(b)		51,141	66,384
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21(b)		20,243	50,675
LIC Housing Finance Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/15/21(b)		6,858	56,555
PNC Infratech Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/1/21(b)		29,535	45,062
PVR Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/19/20(b)		2,936	49,694
Rural Electrification Corp. Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/29/21(b)		34,959	64,309
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(b)		12,304	59,508
			555,264
TOTAL EQUITY-LINKED SECURITIES (Cost $608,554)			609,217

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.2%
Brazil	1.2%
Suzano Papel e Celulose S.A. - Class A		16,027	$69,925
TOTAL PREFERRED STOCKS (Cost $54,050)			69,925
TOTAL INVESTMENTS (Cost $5,422,194)	98.2%		5,616,095
NET OTHER ASSETS (LIABILITIES)	1.8%		101,879
NET ASSETS	100.0%		$5,717,974

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depositary Receipt
CPO - Certificados de Partcipatión Ordinario
GDR - Global Depository Receipt
REG - Registered

At December 31, 2016 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	21.7%
Consumer Staples	4.9
Energy	6.5
Financials	11.2
Health Care	4.1
Industrials	13.4
Information Technology	18.7
Materials	10.9
Real Estate	1.6
Telecommunication Services	1.5
Utilities	3.7
Total	98.2%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.4%
Australia	5.4%
BHP Billiton PLC		561,154	$9,035,312
Newcrest Mining Ltd.		489,607	7,154,829
South32 Ltd.		3,877,922	7,695,882
			23,886,023
Bermuda	2.0%
Lazard Ltd. - Class A		218,708	8,986,712
Brazil	1.9%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros(a)		1,677,589	8,504,691
Canada	3.9%
Canadian Natural Resources Ltd.		279,532	8,908,632
First Quantum Minerals Ltd.		870,719	8,657,579
			17,566,211
China	3.7%
Alibaba Group Holding Ltd. - ADR(a)		97,523	8,563,495
Tencent Holdings Ltd.		329,221	8,053,804
			16,617,299
France	4.1%
Danone S.A.		143,034	9,063,997
TOTAL S.A.		175,883	9,020,179
			18,084,176
Germany	7.4%
HeidelbergCement A.G.		68,269	6,369,250
Infineon Technologies A.G.		513,214	8,919,275
SAP S.E.		102,949	8,974,059
Siemens A.G. - REG		73,301	9,012,322
			33,274,906
Hong Kong	1.9%
Hong Kong Exchanges and Clearing Ltd.		361,980	8,551,774
Ireland	4.1%
Accenture PLC - Class A		76,622	8,974,735
CRH PLC		262,333	9,100,353
			18,075,088

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Israel	2.0%
CyberArk Software Ltd.(a)		197,342	$8,979,061
Japan	10.0%
Kao Corp.		189,350	8,977,013
Mitsui & Co. Ltd.		651,745	8,961,319
Nippon Telegraph & Telephone Corp.		212,359	8,924,983
Nomura Holdings, Inc.		333,363	1,965,522
NTT DOCOMO, Inc.		392,444	8,941,847
Taiheiyo Cement Corp.		2,127,226	6,734,320
			44,505,004
Netherlands	2.0%
Koninklijke Ahold Delhaize N.V.		432,217	9,113,114
South Korea	3.4%
NAVER Corp.		11,726	7,524,135
POSCO		36,236	7,725,426
			15,249,561
United Kingdom	4.0%
IHS Markit Ltd.(a)		255,334	9,041,377
Rio Tinto PLC		231,798	9,022,819
			18,064,196
United States	37.6%
Alcoa Corp.		310,328	8,714,010
Alphabet, Inc. - Class C(a)		11,149	8,605,021
Arconic, Inc.		479,434	8,888,700
CBOE Holdings, Inc.		121,698	8,992,265
Citrix Systems, Inc.(a)		96,805	8,645,655
CME Group, Inc.		77,561	8,946,661
Facebook, Inc. - Class A(a)		77,051	8,864,718
Hecla Mining Co.		1,632,951	8,556,663
Intercontinental Exchange, Inc.		158,696	8,953,628
International Flavors & Fragrances, Inc.		75,398	8,884,146
Intuit, Inc.		78,009	8,940,612
McCormick & Co., Inc. (Non Voting)		95,704	8,932,054
Microsoft Corp.		142,521	8,856,255
Nasdaq, Inc.		133,780	8,979,314
NextEra Energy, Inc.		74,594	8,910,999

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Occidental Petroleum Corp.		125,206	$8,918,424
Oracle Corp.		231,707	8,909,134
US Silica Holdings, Inc.		156,930	8,894,793
Walgreens Boots Alliance, Inc.		107,400	8,888,424
			168,281,476
TOTAL COMMON STOCKS (Cost $395,444,345)			417,739,292
TOTAL INVESTMENTS (Cost $395,444,345)	93.4%		417,739,292
NET OTHER ASSETS (LIABILITIES)	6.6%		29,511,931
NET ASSETS	100.0%		$447,251,223

(a) Non-income producing security.

Abbreviations:
ADR - American Depository Receipt
REG - Registered

At December 31, 2016 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Staples	10.1%
Energy	8.0
Financials	14.3
Industrials	8.0
Information Technology	25.2
Materials	21.8
Telecommunication Services	4.0
Utilities	2.0
Total	93.4%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	80.4%
Finland	2.5%
Wartsila OYJ Abp		1,045	$46,949
France	5.7%
Safran S.A.		712	51,280
Sanofi		713	57,716
			108,996
Germany	2.5%
SAP S.E.		549	47,856
Hong Kong	3.0%
China Mobile Ltd.		5,505	58,355
Italy	2.5%
Enel S.p.A.		10,900	48,053
Japan	21.5%
Ain Holdings, Inc.		1,000	66,225
Inpex Corp.		8,095	81,106
Japan Tobacco, Inc.		2,248	73,936
Mandom Corp.		1,100	47,435
Nippon Telegraph & Telephone Corp.		1,300	54,636
Qol Co. Ltd.		3,000	35,936
Sugi Holdings Co. Ltd.		1,100	52,329
			411,603
Netherlands	3.4%
Wolters Kluwer N.V.		1,786	64,711
Portugal	2.8%
Galp Energia SGPS S.A.		3,576	53,415
Switzerland	10.5%
Burckhardt Compression Holding A.G.		195	51,273
Swisscom A.G. - REG		104	46,582
Syngenta A.G. - REG		114	45,060
Wolseley PLC		966	59,073
			201,988
United Kingdom	26.0%
Capita PLC		10,307	67,449
Cobham PLC		21,823	44,027
Compass Group PLC		3,201	59,213

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
National Grid PLC		5,537	$64,935
RELX N.V.		3,117	52,465
Smith & Nephew PLC		3,420	51,463
Travis Perkins PLC		2,651	47,438
Ultra Electronics Holdings PLC		2,182	52,195
Unilever N.V. - CVA		1,403	57,768
			496,953
TOTAL COMMON STOCKS (Cost $1,631,169)			1,538,879
TOTAL INVESTMENTS (Cost $1,631,169)	80.4%		1,538,879
NET OTHER ASSETS (LIABILITIES)	19.6%		375,911
NET ASSETS	100.0%		$1,914,790

Abbreviations:
REG- Registered

At December 31, 2016, the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	3.1%
Consumer Staples	17.4
Energy	7.0
Health Care	5.7
Industrials	28.1
Information Technology	2.5
Materials	2.4
Telecommunication Services	8.3
Utilities	5.9
Total	80.4%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.7%
Australia	5.5%
BHP Billiton Ltd.		4,466,488	$80,774,421
Newcrest Mining Ltd.		5,016,381	73,306,445
South32 Ltd.		39,744,139	78,873,734
			232,954,600
Canada	1.9%
Pan American Silver Corp.		5,347,006	80,579,380
China	3.7%
Alibaba Group Holding Ltd. - ADR(a)		961,862	84,461,102
Tencent Holdings Ltd.		2,953,383	72,249,243
			156,710,345
Denmark	4.2%
DONG Energy A/S(a)(b)		2,423,689	91,834,220
Vestas Wind Systems A/S		1,286,759	83,627,948
			175,462,168
France	6.8%
Cie de Saint-Gobain		609,899	28,412,160
Danone S.A.		1,326,372	84,051,570
L’Oreal S.A.		483,315	88,219,250
TOTAL S.A.		1,707,012	87,544,294
			288,227,274
Germany	13.2%
Deutsche Boerse A.G.(a)		940,413	76,758,842
GEA Group A.G.		1,362,523	54,831,753
Henkel A.G. & Co. KGaA		836,253	87,130,284
Infineon Technologies A.G.		4,794,528	83,325,308
SAP S.E.		964,399	84,066,609
Siemens A.G. - REG		729,305	89,667,699
Vonovia S.E.		2,541,879	82,692,784
			558,473,279
Hong Kong	2.0%
Hong Kong Exchanges and Clearing Ltd.		3,540,689	83,648,749
Ireland	2.0%
Accenture PLC - Class A		699,932	81,983,035

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Israel	1.9%
Check Point Software Technologies Ltd.(a)		967,447	$81,710,574
Japan	25.9%
CyberAgent, Inc.		3,617,090	89,378,874
Japan Exchange Group, Inc.		5,794,843	82,801,179
Kao Corp.		1,771,550	83,988,522
KDDI Corp.		2,875,779	72,820,261
Mitsubishi Corp.		3,720,400	79,262,426
Mitsubishi UFJ Financial Group, Inc.		13,642,976	84,069,915
Mitsui & Co. Ltd.		5,792,795	79,649,382
Nippon Steel & Sumitomo Metal Corp.		3,762,620	83,928,559
Nippon Telegraph & Telephone Corp.		1,969,542	82,775,532
Nomura Holdings, Inc.		3,424,491	20,190,946
NTT DOCOMO, Inc.		3,586,905	81,727,726
ORIX Corp.		5,294,739	82,631,905
Recruit Holdings Co. Ltd.		2,089,832	83,861,494
Sekisui House Ltd.		5,077,087	84,513,136
			1,091,599,857
Netherlands	6.3%
Koninklijke Ahold Delhaize N.V.		4,048,440	85,359,654
Koninklijke DSM N.V.		1,441,250	86,415,828
Royal Dutch Shell PLC - Class B		3,205,746	93,000,923
			264,776,405
Norway	2.1%
Norsk Hydro ASA		18,724,725	89,554,117
Spain	3.9%
Amadeus IT Group S.A.		1,869,031	84,934,189
Gamesa Corp. Tecnologica S.A.		3,874,146	78,585,368
			163,519,557
Sweden	2.0%
Boliden A.B.		3,204,271	83,671,336
Switzerland	6.1%
Actelion Ltd. - REG(a)		402,707	87,201,113
Givaudan S.A. - REG		46,322	84,883,485
LafargeHolcim Ltd. - REG(a)		1,612,313	84,946,079
			257,030,677

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	4.2%
BP PLC		14,738,414	$92,561,815
Rio Tinto PLC		2,164,681	84,260,974
			176,822,789
TOTAL COMMON STOCKS (Cost $3,656,819,513)			3,866,724,142
PREFERRED STOCKS	2.1%
Brazil	2.1%
Telefonica Brasil S.A.		6,430,897	87,096,795
TOTAL PREFERRED STOCKS (Cost $94,836,777)			87,096,795
TOTAL INVESTMENTS (Cost $3,751,656,290)	93.8%		3,953,820,937
NET OTHER ASSETS (LIABILITIES)	6.2%		263,058,643
NET ASSETS	100.0%		$4,216,879,580

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depositary Receipt
REG - Registered

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

At December 31, 2016, the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	4.1%
Consumer Staples	10.2
Energy	6.5
Financials	10.2
Health Care	2.1
Industrials	13.7
Information Technology	13.6
Materials	21.6
Real Estate	1.9
Telecommunication Services	7.7
Utilities	2.2
Total	93.8%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	97.1%
Australia	1.3%
GWA Group Ltd.		751,415	$1,605,085
Austria	1.2%
Semperit A.G. Holding		51,556	1,397,735
Canada	4.7%
Heroux-Devtek, Inc.(a)		202,808	2,220,443
Laurentian Bank of Canada		36,657	1,576,143
ShawCor Ltd.		68,080	1,817,292
			5,613,878
China	2.9%
Dalian Refrigeration Co. Ltd. - Class B		1,985,779	1,556,972
Yestar International Holdings Co. Ltd.		3,967,500	1,923,760
			3,480,732
Denmark	1.3%
Royal Unibrew A/S		40,728	1,572,029
Finland	3.4%
Teleste OYJ		219,256	2,044,887
Vaisala OYJ - Class A		58,035	2,058,751
			4,103,638
France	2.5%
Coface S.A.		230,346	1,503,337
Virbac S.A.(a)		8,870	1,561,147
			3,064,484
Germany	5.5%
Carl Zeiss Meditec A.G. - Bearer		45,315	1,669,529
Drillisch A.G.		42,486	1,828,942
Gerresheimer A.G.		21,118	1,569,873
KWS Saat S.E.		5,089	1,510,656
			6,579,000
Hong Kong	9.4%
Mandarin Oriental International Ltd.		1,207,350	1,539,371
Pico Far East Holdings Ltd.		5,754,000	1,766,009
Sitoy Group Holdings Ltd.		5,112,000	1,331,645
SmarTone Telecommunications Holdings Ltd.		954,000	1,281,924
Vinda International Holdings Ltd.		918,000	1,716,552

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Vitasoy International Holdings Ltd.		1,077,000	$2,163,861
Wasion Group Holdings Ltd.		2,811,000	1,511,622
			11,310,984
Ireland	1.5%
Grafton Group PLC		260,616	1,766,507
Italy	1.5%
Banca IFIS S.p.A.		67,522	1,848,003
Japan	16.3%
Ariake Japan Co. Ltd.		31,200	1,671,119
CKD Corp.		144,500	1,640,654
Daiseki Co. Ltd.		94,000	1,927,050
EPS Holdings, Inc.		145,100	1,690,919
Fujitec Co. Ltd.		140,900	1,650,414
GMO internet, Inc.		115,000	1,470,032
Kintetsu World Express, Inc.		112,200	1,556,160
Lintec Corp.		68,000	1,485,382
Mani, Inc.		77,800	1,855,218
Optex Co. Ltd.		68,400	1,497,046
SHO-BOND Holdings Co. Ltd.		42,700	1,779,243
Transcosmos, Inc.		63,300	1,479,663
			19,702,900
Malaysia	1.0%
Coastal Contracts Bhd.		3,951,200	1,224,291
Mexico	1.4%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		1,676,935	1,740,871
Netherlands	4.0%
Corbion N.V.		73,305	1,962,294
KAS Bank N.V. - CVA		152,170	1,349,531
Sligro Food Group N.V.		43,987	1,531,700
			4,843,525
Norway	1.7%
Borregaard ASA		211,751	2,072,060
Singapore	1.2%
Super Group Ltd.		1,662,700	1,469,638
South Korea	3.4%
Choong Ang Vaccine Laboratory		75,955	1,534,445

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
ISC Co. Ltd.		100,580	$1,386,528
SK Bioland Co. Ltd.		83,273	1,237,581
			4,158,554
Sweden	8.9%
Avanza Bank Holding AB		42,232	1,710,492
BioGaia AB - Class B		63,551	2,092,650
Cloetta AB - Class B		490,220	1,544,280
IAR Systems Group AB		90,855	2,054,325
Kabe Husvagnar AB - Class B		91,024	1,913,276
Mekonomen AB		73,990	1,392,804
			10,707,827
Switzerland	4.2%
Burckhardt Compression Holding A.G.		5,892	1,549,232
LEM Holding S.A. - REG		2,213	2,068,915
Valiant Holding A.G. - REG		14,332	1,427,148
			5,045,295
Taiwan	4.7%
Merida Industry Co. Ltd.		427,000	1,907,847
Paiho Shih Holdings Corp.		1,721,000	1,989,117
Sinmag Equipment Corp.		411,853	1,808,222
			5,705,186
Thailand	1.6%
Vanachai Group PCL - REG		4,696,100	1,875,266
United Kingdom	13.5%
A.G. Barr PLC		207,508	1,282,500
BBA Aviation PLC		616,618	2,152,853
Bloomsbury Publishing PLC		782,633	1,637,267
Dart Group PLC		273,389	1,671,146
Genus PLC		89,987	1,991,764
Gooch & Housego PLC		131,447	1,616,308
Porvair PLC		404,744	2,157,338
Stallergenes Greer PLC(a)		59,616	1,939,123
SThree PLC		497,105	1,899,926
			16,348,225
TOTAL COMMON STOCKS (Cost $116,740,430)			117,235,713

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
PREFERRED STOCKS	2.5%
Brazil	1.0%
Alpargatas S.A.(a)		406,960	$1,251,627
Germany	1.5%
Draegerwerk A.G. & Co. KGaA		21,329	1,784,707
TOTAL PREFERRED STOCKS (Cost $3,194,872)			3,036,334
TOTAL INVESTMENTS (Cost $119,935,302)	99.6%		120,272,047
NET OTHER ASSETS (LIABILITIES)	0.4%		538,282
NET ASSETS	100.0%		$120,810,329

(a)Non-income producing security.

Abbreviations:

REG - Registered

At December 31, 2016, the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	12.2%
Consumer Staples	13.0
Energy	1.5
Financials	7.8
Health Care	17.7
Industrials	26.0
Information Technology	14.2
Materials	4.6
Telecommunication Services	2.6
Total	99.6%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	97.1%
Canada	1.1%
Lululemon Athletica, Inc.(a)		1,021	$66,355
Ireland	2.6%
Allegion PLC		1,364	87,296
Jazz Pharmaceuticals PLC(a)		578	63,019
			150,315
Netherlands	1.7%
Wright Medical Group N.V.(a)		4,400	101,112
United States	91.7%
Alaska Air Group, Inc.		1,301	115,438
Allscripts Healthcare Solutions, Inc.(a)		9,254	94,483
Bank of the Ozarks, Inc.		3,999	210,307
Benefitfocus, Inc.(a)		2,737	81,289
BioMarin Pharmaceutical, Inc.(a)		739	61,219
Booz Allen Hamilton Holding Corp.		4,153	149,799
Cavium, Inc.(a)		2,446	152,728
Centene Corp.(a)		2,419	136,698
Cogent Communications Holdings, Inc.		4,493	185,786
CommScope Holding Co., Inc.(a)		4,269	158,807
CONMED Corp.		2,543	112,324
CoStar Group, Inc.(a)		398	75,019
First American Financial Corp.		3,808	139,487
First Republic Bank		2,351	216,621
FMC Corp.		1,675	94,738
Fortinet, Inc.(a)		2,651	79,848
Great Western Bancorp, Inc.		3,247	141,537
Hasbro, Inc.		1,505	117,074
HD Supply Holdings, Inc.(a)		2,881	122,471
Helmerich & Payne, Inc.		1,733	134,134
HubSpot, Inc.(a)		2,008	94,376
Investment Technology Group, Inc.		4,360	86,066
Jacobs Engineering Group, Inc.(a)		2,091	119,187
Jones Lang LaSalle, Inc.		1,114	112,559
Lennar Corp. - Class A		2,697	115,782
Martin Marietta Materials, Inc.		369	81,745
Masco Corp.		3,877	122,591
MGM Growth Properties LLC - Class A		4,371	110,630
Microsemi Corp.(a)		3,536	190,838

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Mosaic (The) Co.		2,850	$83,590
Newfield Exploration Co.(a)		2,231	90,356
Nordstrom, Inc.		1,645	78,845
Old Dominion Freight Line, Inc.(a)		829	71,120
Pacira Pharmaceuticals, Inc.(a)		1,692	54,652
Pinnacle Foods, Inc.		2,858	152,760
Range Resources Corp.		1,603	55,079
Raymond James Financial, Inc.		2,157	149,415
Regal Entertainment Group - Class A		4,355	89,713
Sabre Corp.		5,980	149,201
SEI Investments Co.		2,006	99,016
Service Corp. International		4,373	124,193
ServiceMaster Global Holdings, Inc.(a)		3,865	145,595
Snyder’s-Lance, Inc.		3,603	138,139
Terex Corp.		3,875	122,179
WellCare Health Plans, Inc.(a)		518	71,007
Woodward, Inc.		1,469	101,434
			5,389,875
TOTAL COMMON STOCKS (Cost $5,195,161)			5,707,657
TOTAL INVESTMENTS (Cost $5,195,161)	97.1%		5,707,657
NET OTHER ASSETS (LIABILITIES)	2.9%		167,512
NET ASSETS	100.0%		$5,875,169

(a)Non-income producing security.

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

At December 31, 2016 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	12.5%
Consumer Staples	4.9
Energy	4.8
Financials	17.7
Health Care	11.8
Industrials	14.7
Information Technology	19.3
Materials	4.4
Real Estate	3.8
Telecommunication Services	3.2
Total	97.1%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (rule 12b-1) fees incurred. As of December 31, 2016, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund (“Asia Ex-Japan Fund”)	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund (“Emerging Markets Fund”)	Class I Shares: November 21, 2012 Class II Shares: December18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund (“Emerging Markets Small Mid Cap Fund”)	Class I Shares: January 28, 2016* Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund (“Global Equity Fund”)	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM International Opportunities Fund (“International Opportunities Fund”)	Institutional Shares: September 29, 2016	to seek long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund (“International Select Fund”)	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund (“International Small Cap Fund”)	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund (“US Small Mid Cap Fund”)	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

*On January 27, 2016, the Emerging Markets Small Mid Cap Fund changed the name of the existing Class I to the Service Class and liquidated all shareholder positions within the Service Class. On January 28, 2016, the Emerging Markets Small Mid Cap Fund launched the current Class I Shares.

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.        Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2016 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks(1)	$306,151,115	$-	$-	$306,151,115
Total Investments	$306,151,115	$-	$-	$306,151,115
Emerging Markets Fund
Common Stocks(1)	$126,656,643	$-	$-	$126,656,643
Equity-Linked Securities(1)	-	2,868,442	-	2,868,442
Preferred Stocks(1)	2,018,537	-	-	2,018,537
Total Investments	$128,675,180	$2,868,442	$-	$131,543,622

(1) See investment countries in the Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Small Mid Cap Fund
Common Stocks:
Thailand	$48,100	$165,745	$-	$213,845
All Other Common Stocks(1)	4,723,108	-	-	4,723,108
Equity-Linked Securities (1)	-	609,217	-	609,217
Preferred Stocks(1)	69,925	-	-	69,925
Total Investments	$4,841,133	$774,962	$-	$5,616,095
Global Equity Fund
Comon Stocks(1)	$417,739,292	$-	$-	$417,739,292
Total Investments	$417,739,292	$-	$-	$417,739,292
International Opportunites Fund
Common Stocks(1)	$1,538,879	$-	$-	$1,538,879
Total Investments	$1,538,879	$-	$-	$1,538,879
International Select Fund
Common Stocks(1)	$3,866,724,142	$-	$-	$3,866,724,142
Preferred Stocks(1)	87,096,795	-	-	87,096,795
Total Investments	$3,953,820,937	$-	$-	$3,953,820,937
International Small Cap Fund
Common Stocks:
Thailand	$-	$1,875,266	$-	$1,875,266
All Other Common Stocks(1)	115,360,447	-	-	115,360,447
Preferred Stocks(1)	3,036,334	-	-	3,036,334
Total Investments	$118,396,781	$1,875,266	$-	$120,272,047
US Small Mid Cap Fund
Common Stocks (1)	$5,707,657	$-	$-	$5,707,657
Total Investments	$5,707,657	$-	$-	$5,707,657
(1) See investment countries in the Schedule of Investments.

33

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the quarter ended December 31, 2016 for the US Small Mid Cap Fund. The Asia Ex-Japan Fund, Emerging Markets Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Opportunities Fund, International Select Fund, and International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 2 to Level 1	Reason
Asia Ex-Japan Fund
Common Stocks
China	$56,710,056	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	43,356,579	Foreign equity securities were valued at unadjusted quoted market prices.
India	53,028,803	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	30,664,366	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	13,372,410	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	71,131,557	Foreign equity securities were valued at unadjusted quoted market prices.
Thailand	9,082,747	Foreign equity securities were valued at unadjusted quoted market prices.
Emerging Markets Opportunities Fund
Common Stocks
China	$10,830,826	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	9,820,327	Foreign equity securities were valued at unadjusted quoted market prices.
India	10,106,845	Foreign equity securities were valued at unadjusted quoted market prices.
Jersey	3,852,202	Foreign equity securities were valued at unadjusted quoted market prices.
Poland	1,563,964	Foreign equity securities were valued at unadjusted quoted market prices.
Russia	4,694,140	Foreign equity securities were valued at unadjusted quoted market prices.
South Africa	8,646,197	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	25,976,806	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	22,665,001	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
South Korea	2,018,537	Foreign equity securities were valued at unadjusted quoted market prices.

34

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
Emerging Markets Small Mid Cap Fund
Common Stocks
China	$354,522	Foreign equity securities were valued at unadjusted quoted market prices.
Czech Republic	55,424	Foreign equity securities were valued at unadjusted quoted market prices.
Greece	147,984	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	388,863	Foreign equity securities were valued at unadjusted quoted market prices.
Hungary	62,272	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	184,121	Foreign equity securities were valued at unadjusted quoted market prices.
Malaysia	36,754	Foreign equity securities were valued at unadjusted quoted market prices.
Poland	93,871	Foreign equity securities were valued at unadjusted quoted market prices.
Russia	28,002	Foreign equity securities were valued at unadjusted quoted market prices.
South Africa	95,169	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	497,931	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	503,416	Foreign equity securities were valued at unadjusted quoted market prices.
Turkey	42,031	Foreign equity securities were valued at unadjusted quoted market prices.
United Arab Emirates	36,306	Foreign equity securities were valued at unadjusted quoted market prices.
Global Equity Fund
Common Stocks
Australia	$23,886,023	Foreign equity securities were valued at unadjusted quoted market prices.
China	8,053,804	Foreign equity securities were valued at unadjusted quoted market prices.
France	18,084,176	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	26,905,656	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	8,551,774	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	26,843,843	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	9,113,114	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	15,249,561	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	9,022,819	Foreign equity securities were valued at unadjusted quoted market prices.

35

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
International Opportunites Fund
Common Stocks
Finland	$46,949	Foreign equity securities were valued at unadjusted quoted market prices.
France	108,996	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	47,856	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	58,355	Foreign equity securities were valued at unadjusted quoted market prices.
Italy	48,053	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	411,603	Foreign equity securities were valued at unadjusted quoted market prices.
Portugal	53,415	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	150,715	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	445,490	Foreign equity securities were valued at unadjusted quoted market prices.
International Select Fund
Common Stocks
Australia	$232,954,600	Foreign equity securities were valued at unadjusted quoted market prices.
China	72,249,243	Foreign equity securities were valued at unadjusted quoted market prices.
Denmark	175,462,168	Foreign equity securities were valued at unadjusted quoted market prices.
France	259,815,114	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	558,473,279	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	83,648,749	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	745,795,283	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	264,776,405	Foreign equity securities were valued at unadjusted quoted market prices.
Norway	89,554,117	Foreign equity securities were valued at unadjusted quoted market prices.
Spain	84,934,189	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	83,671,336	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	257,030,677	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	176,822,789	Foreign equity securities were valued at unadjusted quoted market prices.

36

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
International Small Cap Fund
Common Stocks
Austria	$1,397,735	Foreign equity securities were valued at unadjusted quoted market prices.
China	3,480,732	Foreign equity securities were valued at unadjusted quoted market prices.
Finland	2,058,751	Foreign equity securities were valued at unadjusted quoted market prices.
France	3,064,484	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	6,579,000	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	11,310,984	Foreign equity securities were valued at unadjusted quoted market prices.
Ireland	1,766,507	Foreign equity securities were valued at unadjusted quoted market prices.
Italy	1,848,003	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	18,031,781	Foreign equity securities were valued at unadjusted quoted market prices.
Malaysia	1,224,291	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	4,843,525	Foreign equity securities were valued at unadjusted quoted market prices.
Norway	2,072,060	Foreign equity securities were valued at unadjusted quoted market prices.
Singapore	1,469,638	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	4,158,554	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	7,770,743	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	3,496,063	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	5,705,186	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	10,871,909	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
Germany	1,784,707	Foreign equity securities were valued at unadjusted quoted market prices.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. At December 31, 2016, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Emerging Markets Fund	Merrill Lynch Intl. & Co.	$2,868,422	2.1%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	457,680	8.0%
Emerging Markets Small Mid Cap Fund	Merrill Lynch Intl. & Co.	151,537	2.7%

37

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$301,660,774	$26,607,383	$(22,117,042)	$4,490,341
Emerging Markets Fund	131,653,453	9,628,104	(9,737,935)	(109,831)
Emerging Markets Small Mid Cap Fund	5,449,065	438,506	(271,476)	167,030
Global Equity Fund	395,769,063	30,249,824	(8,279,595)	21,970,229
International Opportunities Fund	1,636,082	25,585	(122,788)	(97,203)
International Select Fund	3,752,191,953	283,280,686	(81,651,702)	201,628,984
International Small Cap Fund	120,098,741	12,390,461	(12,217,155)	173,306
US Small Mid Cap Fund	5,189,832	785,385	(267,560)	517,825

38

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	99.5%
PRIVATE	53.2%
Home Equity	53.2%
ACE Home Equity Loan Trust Series 2006-GP1(1)
1.02%, 2/25/31		$457,421	$453,206

Bella Vista Mortgage Trust Series 2004-1(1)
1.44%, 11/20/34		725,590	655,378

Carrington Mortgage Loan Trust Series 2006-NC2(1)
0.91%, 6/25/36		1,225,147	1,127,311

Chase Funding Trust Series 2003-3(1)
1.30%, 4/25/33		280,355	253,286

CHL Mortgage Pass-Through Trust Series 2004-HYB8(1)
3.10%, 1/20/35		754,730	715,978

Credit-Based Asset Servicing and Securitization LLC Series 2007-CB4(1)
0.76%, 4/25/37		5,600,000	1,650,062

CSFB Mortgage-Backed Trust Series 2004-AR4(1)
1.50%, 5/25/34		95,786	90,203

CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 7/25/27		827,823	937,058

Home Equity Mortgage Trust Series 2005-3(1)
1.84%, 11/25/35		1,211,429	1,177,022

Invitation Homes Trust Series 2014-SFR3(1) (a)
5.70%, 12/17/31		2,000,000	2,002,802

Lehman Mortgage Trust Series 2008-4(1)
1.14%, 1/25/37		764,944	367,187

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2004-OPT1(1)
1.66%, 6/25/35		$194,003	$176,738

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1(1)
1.02%, 7/25/37		4,829,253	2,767,630

Morgan Stanley ABS Capital I, Inc. Series 2002-HE3(1)
1.84%, 3/25/33		50,618	48,073

Morgan Stanley Structured Trust Series 2007-1(1)
0.84%, 6/25/37		15,609	15,606

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1
5.82%, 3/25/47		1,148,811	1,137,669

Saxon Asset Securities Trust Series 2003-1
4.03%, 6/25/33		251,535	254,286

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2(1)
1.11%, 1/25/45		341,277	317,407

			14,146,902
U.S. GOVERNMENT AGENCIES	46.3%
Fannie Mae Pool TBA
2.50%, 1/17/47		12,000,000	11,416,200

Fannie Mae REMICS(1)(b)
5.39%, 2/25/41		7,560,433	881,040

			12,297,240
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,957,359)			26,444,142

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	44.9%
Northern Institutional Treasury Portfolio, 0.41%(c)		11,920,722	$11,920,722

TOTAL SHORT-TERM INVESTMENTS (Cost $11,920,722)			11,920,722
TOTAL INVESTMENTS (Cost $37,878,081)	144.4%		38,364,864
NET OTHER ASSETS (LIABILITIES)	(44.4)%		(11,805,045)
NET ASSETS	100.0%		$26,559,819

(1)	Floating rate security. The rate presented is the rate in effect at December 31, 2016.
(a)	Securities purchased in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)	Interest only security
(c)	All or a portion of this security is designated as collateral for the TBA security at December 31, 2016.

See notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015, shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

4

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2016 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities (1)	$-	$26,444,142	$-	$26,444,142
Short-Term Investments	11,920,722	-	-	11,920,722
Total Investments	$11,920,722	$26,444,142	$-	$38,364,864

(1) See additional categories in the Schedule of Investments.

As of December 31, 2016, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2016.

5

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of December 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$37,825,326	$697,806	$(158,268)	$539,538

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

6

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisers Investment Trust

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date: February 27, 2017

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: February 27, 2017